Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of accounts receivable

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	578,591	325,606	49,902
Allowance for credit losses	(109,315)	(100,020)	(15,329)

Accounts receivable, net	469,276	225,586	34,573

Schedule of movement in the allowance for credit losses
The movements in the allowance for credit losses were as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance as of January 1	72,115	83,991	109,315	16,753
Adoption of ASC 326	—	—	9,053	1,387
Amounts charged to expenses	10,099	24,807	(2,973)	(456)
Amounts written off	(1)	(2)	(10,099)	(1,548)
Disposal of a subsidiary	—	—	(68)	(10)
Foreign Exchange effect	1,778	519	(5,208)	(797)

Balance as of December 31	83,991	109,315	100,020	15,329